Income Taxes (Tables)	6 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision for the six months ended December 31, 2017, 2016 and 2015 consisted of the following:

	2017	2016	2015
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	$-	$-	$574,438
Deferred taxation	-	(104,526)	(799,757)

	$-	$(104,526)	$(255,319)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2017	2016	2015
	(Unaudited)	(Unaudited)	(Unaudited)
Income (loss) before income taxes	(13,335,731)	(4,853,751)	7,097,628

Income tax computed at statutory EIT rate (25%)	(3,333,933)	(1,213,438)	1,774,407

Effect of different tax rates available to different jurisdictions		-	(19)

Non-deductible expenses	2,778,765	33,559	-

Change in valuation allowance and others	555,168	1,075,353	(1,999,707)

	-	(104,526)	(225,319)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of December 31, 2017 and June 30, 2017 are presented below:

	December 31, 2017	June 30, 2017
	(unaudited)	(Audited)
Deferred tax assets (liabilities)
Current portion:
Tax loss carryforward	207,868	207,868
Receivables provision	658,325	402,605
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(741,756)	(633,409)

Net deferred tax assets (liabilities)	124,437	(22,936)